UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21984
Central Park Group Multi-Event Fund
(Exact name of registrant as specified in charter)
12 East 49th Street
New York, NY 10017
(Address of principal executive office) (Zip code)
Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 317-9200
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
July 31, 2008 (Unaudited)

		Market	% of Net
Shares	Type	Value ($)	Assets

	INVESTMENTS IN SECURITIES (113.53%)
	COMMON STOCK — (37.98%)
	Agriculture
26,672	Viterra, Inc. (b)	315,260	1.08%

	Chemicals
5,332	Huntsman Corp. (a)	71,982
24,010	W.R. Grace & Co. (a)(c)	618,738

		690,720	2.36%

	Food & Beverage
16,007	Anheuser-Busch Cos., Inc. (a)	1,084,634	3.70%

	Healthcare Services
7,954	Genentech, Inc. (a)(c)	757,619	2.58%

	Insurance
10,707	Loews Corp. (a)	477,104	1.63%

	Investment Companies
28,020	KKR Financial Holdings LLC (a)(c)	287,765	0.98%

	Metals & Mining
13,355	Alcoa, Inc. (a)	450,731
7,953	Arch Coal, Inc. (a)	447,833
3,159	Cleveland-Cliffs, Inc. (a)	342,467
21,309	Commercial Metals Co. (a)	636,074
4,475	Freeport-McMoran Copper & Gold, Inc. — Class B (a)	432,956
18,659	Kaiser Aluminum Corp. (a)	984,263

		3,294,324	11.24%

	Oil & Gas
6,627	EnCana Corp. (a)(b)	478,403
2,632	Transocean, Inc.	358,031
29,363	The Williams Cos., Inc. (a)	941,084

		1,777,518	6.06%

	Real Estate Investment Trusts
21,363	American Capital Agency Corp. (a)	334,117
24,005	Hatteras Financial Corp. (a)	550,915

		885,032	3.02%

	Retail Stores
4,227	Target Corp. (a)	191,187	0.65%

	Technology
7,956	Diebold, Inc. (a)	294,213	1.00%

	Transportation
17,335	Aircastle Ltd. (a)	189,818
7,947	CSX Corp. (a)	537,058
61,280	Golden Ocean Group Ltd. (b)	352,975

		1,079,851	3.68%

	TOTAL COMMON STOCK
	(Cost $11,574,960)	11,135,227	37.98%

	PRIVATE PLACEMENT (3.24%)
1,100,000	SMC Credit Opportunity Fund (c)	950,400

	TOTAL PRIVATE PLACEMENT
	(Cost $1,101,218)	950,400	3.24%

Principal ($)	CONVERTIBLE CORPORATE BONDS (0.44%)
245,000	Advanced Micro Devices, 6.00%, 5/1/15	128,421

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $172,174)	128,421	0.44%

Contracts	PURCHASED OPTIONS (3.27%)
	Call Options
125	IMM Eurodollar Future, June 15, 2009 96.38 Call	203,906
249	IMM Eurodollar Future, June 15, 2009 96.50 Call	359,494
530	Target Corp., January 17, 2009 50.00 Call	217,300
	Put Options
107	Anheuser-Busch Cos., Inc, August 16, 2008 60.00 Put	1,070
53	Estee Lauder, Inc., August 16, 2008 45.00 Put	11,660
667	iShares Russell 2000, August 16, 2008 66.00 Put	16,008
53	Lehman Brothers Holdings, Inc., August 16, 2008 20.00 Put	20,670
53	Lehman Brothers Holdings, Inc., August 16 2008 15.00 Put	5,035
1,067	SPDR Trust Series 1, August 16, 2008 123.00 Put	106,700
69	W.R. Grace & Co., September 20, 2008 22.50 Put	5,865
69	W.R. Grace & Co., September 20, 2008 25.00 Put	12,075

	TOTAL OPTIONS (Cost $1,429,465)	959,783	3.27%

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments, continued
July 31, 2008 (Unaudited)

		Market	% of Net
Shares	Type	Value ($)	Assets

	CASH EQUIVALENT (68.60%)
20,109,975	Union Bank of California Money Market Sweep (Cost $20,109,975) (a)	20,109,975	68.60%

	TOTAL INVESTMENT IN SECURITIES (Cost $34,387,792)	33,283,806	113.53%

	INVESTMENTS IN SECURITIES SOLD SHORT AND WRITTEN OPTIONS (-9.92%)
	SECURITIES SOLD SHORT (-9.70%)
	Investment Companies
26,672	Consumer Discretionary Select Sector SPDR Fund ETF	(760,952)
52,642	Financial Select Sector SPDR Fund ETF	(1,139,699)
26,672	Industrial Select Sector SPDR Fund ETF	(914,316)
	Semiconductors
7,137	Advanced Micro Devices, Inc.	(30,047)

	TOTAL INVESTMENTS SOLD SHORT (Proceeds $2,876,720)	(2,845,014)	(9.70%)

Contracts
	WRITTEN OPTIONS (-0.22%)
	Call Options
80	Target Corp., August 16, 2008 47.50 Call	(6,000)
107	Target Corp., August 16, 2008 45.00 Call	(17,334)
	Put Options
107	Lehman Brothers Holdings, Inc., August 16, 2008 17.50 Put	(22,898)
533	SPDR Trust Series 1, August 16, 2008 118.00 Put	(17,056)

	TOTAL WRITTEN OPTIONS (Premiums received $122,597)	(63,288)	(0.22%)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT AND WRITTEN OPTIONS (Proceeds $2,999,317)	(2,908,302)	(9.92%)

	TOTAL INVESTMENT IN SECURITIES AND SECURITIES SOLD SHORT (103.61%)
	(Cost $31,388,475) (e)	30,375,504	103.61%
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-3.61%)	(1,059,362)	(3.61%)

	TOTAL NET ASSETS — (100%)	$29,316,142	100.00%

	% OF NET ASSETS BY COUNTRY
	United States	$28,169,504	96.09%
	Canada	793,663	2.71%
	Norway	352,975	1.20%

	TOTAL % NET ASSETS BY COUNTRY	$29,316,142	100.00%

(a)	Security positions are either entirely or partially held in a segregated account as collateral for securities sold short.

(b)	Foreign investments held in foreign currency are translated into U.S dollars at the date of valuation.

(c)	Non income producing.

(d)	Variable Rate Security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect on July 31, 2008.

(e)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Gross unrealized appreciation	$306,159
Gross unrealized depreciation	(4,046,358)

Net unrealized depreciation	$(3,740,199)

ETF	Exchange Traded Fund
PLC	Public Limited Co.
SPDR	Standard & Poors Depositary Receipt.

As of July 31, 2008, liquid assets totaling $300,000 have been designated as collateral for open swap agreements.
The Schedule of Portfolio Investments should be read in conjuction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments, continued
July 31, 2008 (Unaudited)
CREDIT DEFAULT SWAP

	Interest	Maturity	Notional	Unrealized	% of Net
Swap Counterparty & Referenced Obligation	Rate	Date	Amount	Gain	Assets

Goldman Sachs
Republic of Turkey	1.89%	1/20/13	$372,000	$7,094	0.02%

TOTAL RETURN SWAP

	Interest	Maturity	Notional	Unrealized	% of Net
Swap Counterparty & Referenced Obligation	Rate	Date	Amount	Loss	Assets

Goldman Sachs
Anglo-American PLC. (d)	5.09%	7/31/18	$308,524	$(1,119)	—%

The Schedule of Portfolio Investments should be read in conjuction with the financial statements and notes to financial statements which are included in the fund’s audited annual report or semi-annual report.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman Mitchell A. Tanzman, Principal Executive Officer
Date: September 22, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman Mitchell A. Tanzman, Principal Executive Officer
Date: September 22, 2008

By (Signature and Title)	/s/ Michael Mascis Michael Mascis, Principal Financial Officer
Date: September 22, 2008